Receivables and Prepayments (Details) - Schedule of receivables and prepayments - DeepGreen Metals Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Receivables and Prepayments (Details) - Schedule of receivables and prepayments [Line Items]
Taxes and other receivables	$ 55,832	$ 12,871
Prepayments	72,940	59,525
Total	$ 128,772	$ 72,396